Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7. Convertible Notes Payable

Convertible notes payable at June 30, 2022 and December 31, 2021, consist of the following:

	June 30, 2022	December 31, 2021
Note 1 – Accredited investors	$-	$25,000
Note 2 – Shareholder	100,000	100,000
Note 3 – Mercer Note	756,000	756,000
	856,000	881,000
Debt discount and issuance costs	(44,121)	(238,896)
	811,879	642,104
Less: current portion	811,879	542,104
Non-current portion	$-	$100,000

Note 1 – Effective December 23, 2020, the Company issued a Convertible Promissory Note in the principal amount of $25,000 to a shareholder (Note 1). This Note was issued under a subscription agreement dated September 25, 2020. As of June 30, 2022 and December 31, 2021, this Note had $0 and $2,555, respectively, of accrued interest. On February 23, 2022 the shareholder elected to convert the outstanding principal of $25,000 along with accrued interest into 59,415 shares of common stock at a price of $0.47 per share. Additionally, the shareholder received warrants exercisable for two years to purchase 14,854 common shares at $0.705 per share.

Note 2 – Effective May 7, 2021, the Company issued a Convertible Promissory Note in the principal amount of $100,000 to a shareholder (Note 2). The Note bears interest at the rate of 10% per annum and matures on September 30, 2022 (the “Maturity Date”) at which date all outstanding principal and accrued and unpaid interest are due and payable. The Company may satisfy the Note upon maturity or Default, as defined, by the issuance of common shares at a conversion price equal to the greater of a 25% discount to the 15-day average market price of the Company’s common stock or $0.50. The principal and interest accrued are convertible at any time through the maturity date of September 30, 2022 at the option of the holder using the same conversion calculation. As of June 30, 2022 and December 31, 2021, this Note had $11,479 and $6,521, respectively, of accrued interest.

Note 3 – Effective August 10, 2021, the Company entered into a Securities Purchase Agreement with an accredited investor pursuant to which it issued to the investor an Original Issue Discount Secured Convertible Promissory Note (the “Note”) in the principal amount of $806,000 and warrants to purchase 930,000 shares of the Company’s common stock for aggregate consideration of $750,000. In addition, pursuant to the Purchase Agreement the Company entered into a Registration Rights Agreement with the investor.

The principal amount of the Note and all interest accrued thereon is payable on August 10, 2022, and are secured by a lien on substantially all of the Company’s assets. The Note provides for interest at the rate of 5% per annum, payable at maturity, and is convertible into common stock at a price of $0.65 per share. In addition to customary anti-dilution adjustments upon the occurrence of certain corporate events, the Note provides, subject to certain limited exceptions, that if we issue any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such stock or common stock equivalents were sold. The conversion price of the Note had been subject to a potential decrease if the average closing price of the Company’s common stock during any ten consecutive trading days beginning September 16, 2021, and ending on November 15, 2021, was below $0.65. As the trading price of the common stock has not been below $0.65 since September 21, 2021, this provision is no longer operative.

On November 11, 2021, Mercer Street Global Opportunity Fund, LLC, converted $50,000 of the principal amount of the $806,000 Secured Convertible Promissory Note issued August 10, 2021, into 76,923 shares of the Company’s common stock at a price of $0.65 per share.

The 930,000 Warrants are initially exercisable for a period of three years at a price of $1.25 per share, subject to customary anti-dilution adjustments upon the occurrence of certain corporate events as set forth in the Warrant. The shares issuable upon conversion of the Note and exercise of the Warrants are to be registered under the Securities Act of 1933, as amended, for resale by the investor as provided in the Registration Rights Agreement. The Warrants may be exercised by means of a “cashless exercise” if at any time the shares issuable upon exercise of the Warrant are not covered by an effective registration statement.

The Company accounts for the allocation of its issuance costs to its Warrants in accordance with ASC 470-20, Debt with Conversion and Other Options. Under this guidance, if debt or stock is issued with detachable warrants, the proceeds need to be allocated to the two instruments using either the fair value method, the relative fair value method, or the residual value method. The Company used the relative fair value at the time of issuance to allocate the value received between the convertible note and the warrants.

The Company estimated the fair value of the Warrants utilizing the Black-Scholes pricing model, which is dependent upon several assumptions such as the expected term of the Warrants, expected volatility of the Company’s stock price over the expected term, expected risk-free interest rate over the expected term and expected dividend yield rate over the expected term. The Company believes this valuation methodology is appropriate for estimating the fair value of warrants. The value allocated to the relative fair value of the Warrants was recorded as debt issuance costs and additional paid in capital.

The principal, net of the original issue discount and debt issuance costs, including the allocated relative fair value of the Warrants, which are being recognized over the life of the Note, along with associated interest, is recorded with current liabilities on the Company’s condensed consolidated balance sheets. As of June 30, 2022, this Note had $34,191 of accrued interest, total unamortized debt issuance costs of $37,830, including the Warrant value, and the remaining discount of $6,290. As of December 31, 2021, this Note had $15,446 of accrued interest, total unamortized debt issuance costs of $204,835, including the Warrant value, and the remaining discount of $34,060.

Note 6. Convertible Notes Payable

Convertible notes payable at December 31, 2021 and December 31, 2020 consist of the following:

	December 31, 2021	December 31, 2020
Note 1 and accrued interest and premium – Principal shareholder	$-	$195,177
Note 2 and accrued interest – Principal shareholder	-	126,210
Note 3 and accrued interest – Shareholder	-	62,951
Note 4 and accrued interest – Principal shareholder	-	97,537
Note 5 and accrued interest – Accredited investors	-	56,462
Note 6 and accrued interest – Principal shareholder	-	89,347
Note 7 and accrued interest – Accredited investors	-	101,781
Note 8 and accrued interest – Accredited investors	27,555	25,055
Note 9 and accrued interest – Shareholder	106,521	-
Note 10 and accrued interest, net of discount and issuance costs – Mercer Note	532,551	-
Total Convertible notes payable and accrued interest	$665,627	$754,520

Note 1 – In October 2009, the Company issued a Convertible Promissory Note with a principal amount of $73,500 to its principal shareholder (Note 1). The note bears interest at the rate of 12% per annum until paid or the note and accrued interest is converted into shares of the Company’s common stock. On February 27, 2020, the note was modified to extend the maturity date to March 31, 2023 and increase the conversion price to $0.10 per share. In accordance with ASC 470-50-40, Debt, Modification and Extinguishments, the modification was accounted for as an extinguishment with a loss of $21,299 on the extinguishment of debt and an offsetting premium on the new note recorded during the quarter ended March 31, 2020.

On December 30, 2021, the Company and its principal shareholder entered into an agreement to exchange certain convertible promissory notes of the Company held by the principal shareholder along with associated accrued interest into 2,644,424 of newly authorized Series A-2 Convertible Preferred Shares. Note 1 was included in that agreement with $73,500 of principal combined with a premium of $21,299 and accrued interest of $109,198 converted at $0.10 per share. As of December 31, 2021 and December 31, 2020, this note had accumulated $0 and $100,378, respectively, in accrued interest.

Note 2 – Effective September 1, 2019, the Company issued a Convertible Promissory Note in the principal amount of $124,562 to its principal shareholder in consideration for advances previously made to the Company (Note 2). This note bears interest at the rate of 1% per annum and is due and payable on December 30, 2022. The Note is convertible into shares of common stock at a price of $0.25 per share.

On December 30, 2021, the Company and its principal shareholder entered into an agreement to exchange certain convertible promissory notes of the Company held by the principal shareholder along with associated accrued interest into 2,644,424 of newly authorized Series A-2 Convertible Preferred Shares. Note 2 was included in that agreement with $124,562 of principal combined with accrued interest of $2,894 converted at $0.25 per share. As of December 31, 2021 and December 31, 2020, this note had accumulated $0 and $1,648, respectively of accrued interest.

Note 3 – Effective September 12, 2019, the Company issued a Convertible Promissory Note in the principal amount of $55,000 to a shareholder (Note 3). This Note bore interest at the rate of 12% per annum and principal plus any accrued but unpaid interest was due and payable on January 1, 2021. The Note was convertible at the option of the holder into shares of common stock at a price of $0.25 per share. On January 1, 2021, the shareholder elected to convert the outstanding principal of $55,000 along with accrued interest of $7,951 into common stock at a price of $0.25 per share resulting in the issuance of 251,805 shares of common stock.

Note 4 – Effective December 27, 2019, the Company issued a Convertible Promissory Note in the principal amount of $88,626 to its principal shareholder in consideration for advances previously made to the Company (Note 4). This note bore interest at the rate of 10% per annum and was due and payable on December 30, 2022. The Note was convertible into shares of common stock at a price of $0.55 per share. On March 15, 2021, the principal shareholder assigned this convertible note along with all accrued and future interest to a third-party shareholder. On March 31, 2021 the shareholder elected to convert the outstanding principal of $88,626 along with accrued interest of $11,096 into common stock at a price of $0.55 per share resulting in the issuance of 181,313 shares of common stock. As of December 31, 2021 and December 31, 2020, this note had accumulated $0 and $8,911, respectively of accrued interest.

Note 5 – Under subscription agreements dated September 25, 2020, the Company issued Convertible Promissory Notes (the “Notes”) to various individuals totaling $55,000. The Notes bore interest at the rate of 10% per annum and matured on September 30, 2022 (the “Maturity Date”) at which date all outstanding principal and accrued and unpaid interest are due and payable unless a Default Event, as defined, occurs. The Company could satisfy the Notes upon maturity or Default, as defined, by the issuance of Common shares at a conversion price equal to the greater of a 20% discount to the 15 day average market price of the Company’s common stock or $0.10. The principal and interest accrued are convertible at any time after six months through the Maturity Date at the option of the holder at a 20% discount to the 15 day average market price of the Company’s share price, but in no event less than $0.10 per share. Upon conversion of any portion of the Notes, the investor will receive warrants to purchase up to 25% of the number of common shares issued as a result of such conversion exercisable for a period of two years at a price per share equal to 150% of the conversion price of the Notes.

As of March 16, 2021 one of the note holders had elected to convert outstanding principal of $30,000 along with accrued interest into 63,600 shares of common stock at a price of $0.50. Additionally, the shareholder received warrants, exercisable for two years, to purchase 15,900 common shares at $0.75 per share.

As of June 17, 2021 the other note holder had elected to convert outstanding principal of $25,000 along with accrued interest into 48,755 shares of common stock at a price of $0.55. Additionally, the shareholder received warrants, exercisable for two years, to purchase 12,189 common shares at $0.83 per share.

As of December 31, 2021 and December 31, 2020, these notes had accumulated $0 and $1,462, respectively of accrued interest.

Note 6 – Effective September 30, 2020, the Company issued a Convertible Promissory Note in the principal amount of $88,016 to its principal shareholder in consideration for advances previously made to the Company (Note 6). This note bears interest at the rate of 6% per annum and is due and payable on December 31, 2022. The Note is convertible into shares of common stock at a price of $1.00 per share.

On December 30, 2021, the Company and its principal shareholder entered into an agreement to exchange certain convertible promissory notes of the Company held by the principal shareholder along with associated accrued interest into 2,644,424 of newly authorized Series A-2 Convertible Preferred Shares. Note 6 was included in that agreement with $88,016 of principal combined with accrued interest of $6,612 converted at $1.00 per share. As of December 31, 2021 and December 31, 2020, this note had accumulated $0 and $1,331, respectively of accrued interest.

Note 7 – Effective October 27, 2020, the Company issued a Convertible Promissory Note in the principal amount of $100,000 to a shareholder (Note 7). This Note was issued under the subscription agreements dated September 25, 2020 and described in Note 5 above. As of May 7, 2021, the shareholder had elected to convert outstanding principal of $100,000 along with accrued interest into 214,817 shares of common stock at a price of $0.49. Additionally, the shareholder received warrants, exercisable for two years, to purchase 53,704 common shares at $0.74 per share. As of December 31, 2021 and December 31, 2020, this note had accumulated $0 and $1,781, respectively of accrued interest.

Note 8 – Effective December 23, 2020, the Company issued a Convertible Promissory Note in the principal amount of $25,000 to a shareholder (Note 8). This Note was issued under the subscription agreements dated September 25, 2020 and described in Note 5 above. As of December 31, 2021 and December 31, 2020, this note had accumulated $2,555 and $55, respectively of accrued interest.

Note 9 – Effective May 7, 2021, the Company issued a Convertible Promissory Note in the principal amount of $100,000 to a shareholder (Note 9). The Note bears interest at the rate of 10% per annum and matures on September 30, 2022 (the “Maturity Date”) at which date all outstanding principal and accrued and unpaid interest are due and payable unless a Default Event, as defined, occurs. The Company may satisfy the Note upon maturity or Default, as defined, by the issuance of common shares at a conversion price equal to the greater of a 25% discount to the 15 day average market price of the Company’s common stock or $0.50. The principal and interest accrued are convertible at any time through the maturity date of September 30, 2022 at the option of the holder using the same conversion calculation. As of December 31, 2021, this note had accumulated $6,521 of accrued interest.

Note 10 – Effective August 10, 2021, the Company entered into a Securities Purchase Agreement with an accredited investor pursuant to which it issued to the investor an Original Issue Discount Secured Convertible Promissory Note (the “Note”) in the principal amount of $806,000 and warrants to purchase 930,000 shares of the Company’s common stock for aggregate consideration of $750,000. In addition, pursuant to the Purchase Agreement the Company entered into a Registration Rights Agreement with the investor.

The principal amount of the Note and all interest accrued thereon is payable on August 10, 2022, and are secured by a lien on substantially all of the Company’s assets. The Note provides for interest at the rate of 5% per annum, payable at maturity, and is convertible into common stock at a price of $0.65 per share. In addition to customary anti-dilution adjustments upon the occurrence of certain corporate events, the Note provides, subject to certain limited exceptions, that if we issue any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such stock or common stock equivalents were sold. The conversion price of the Note had been subject to a potential decrease if the average closing price of the Company’s common stock during any ten consecutive trading days beginning September 16, 2021, and ending on November 15, 2021, was below $0.65. As the trading price of the common stock has not been below $0.65 since September 21, 2021, this provision is no longer operative.

Mercer Street Global Opportunity Fund, LLC, converted $50,000 of the principal amount of the $806,000 Secured Convertible Promissory Note issued August 10, 2021, into 76,923 shares of our common stock at a price of $0.65 per share.

The 930,000 Warrants are initially exercisable for a period of three years at a price of $1.25 per share, subject to customary anti-dilution adjustments upon the occurrence of certain corporate events as set forth in the Warrant. The shares issuable upon conversion of the Note and exercise of the Warrants are to be registered under the Securities Act of 1933, as amended, for resale by the investor as provided in the Registration Rights Agreement. If at any time after February 10, 2022, there is no effective registration statement covering the resale of the shares issuable upon exercise of the Warrants at prevailing market prices, then the Warrants may be exercised by means of a “cashless exercise” in which event the investor would be entitled to receive a number of shares determined in accordance with a customary formula set forth in the Warrant.

The Company accounts for the allocation of its issuance costs to its Warrants in accordance with ASC 470-20, Debt with Conversion and Other Options. Under this guidance, if debt or stock is issued with detachable warrants, the proceeds need to be allocated to the two instruments using either the fair value method, the relative fair value method, or the residual value method. The Company used the relative fair value at the time of issuance to allocate the value received between the convertible note and the warrants.

The Company estimated the fair value of warrants utilizing the Black-Scholes pricing model, which is dependent upon several assumptions such as the expected term of the Warrants, expected volatility of the Company’s stock price over the expected term, expected risk-free interest rate over the expected term and expected dividend yield rate over the expected term. The Company believes this valuation methodology is appropriate for estimating the fair value of warrants. The value allocated to the relative fair value of the Warrants was recorded as debt issuance costs and additional paid in capital.

The principal, net of the original issue discount and debt issuance costs, including the allocated relative fair value of the Warrants, which are being recognized over the life of the note, along with associated interest, is recorded with current liabilities on the Company’s consolidated balance sheets. As of December 31, 2021, this note had accumulated $15,446 of accrued interest, total unamortized debt issuance costs of $204,835, including the Warrant value, and the remaining discount of $34,060.